                                           OPPENHEIMER MUNICIPAL BOND FUND
                                      Supplement dated October 14, 2002 to the
         Statement of Additional Information dated November 28, 2001, revised as of September 5, 2002

This Supplement changes the Statement of Additional Information as follows:

1. The following  language is inserted after the paragraph  titled "Clayton K. Yeutter" on page 25 of the Statement of Additional Information:

Joel W. Motley, Trustee, Age: 50.
6803 South Tucson Way, Englewood, CO 80112.
Director (January  2002-present),  Columbia Equity Financial Corp.  (privately-held  financial  adviser);  Managing
Director (January  2002-present),  Carmona Motley, Inc.  (privately-held  financial adviser);  Formerly he held the following positions:  Managing Director (January  1998-December 2001), Carmona Motley Hoffman Inc.  (privately-held financial  adviser);  Managing  Director  (January  1992-December  1997),  Carmona  Motley  &  Co.  (privately-held financial adviser). Oversees 31 portfolios in the OppenheimerFunds complex.

October 14, 2002                                                                                         PX0310.007